Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1 TO FORM S-1